REVENUE RECOGNITION (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue Recognition
Contract assets	$ 9,512	$ 9,001	$ 7,673
Contracts liabilities	2,228	2,892	$ 2,902
Change in contract asset		1,328
Change in contracts liabilities		$ (10)
Change in contract assets	511
Change in contracts liabilities	$ (664)